Deferred Revenue Additional (Details) oz in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021 USD ($) oz	Dec. 31, 2023 USD ($) $ / Ounce	Dec. 31, 2022 USD ($) $ / Ounce	Dec. 31, 2021 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received		$ 3,544	$ 3,207
Deferred revenue		75,549	86,055	$ 94,222
Amortization of deferred revenue		17,082	14,781
Current portion of deferred revenue		17,159	16,580
Non-current deferred revenue		58,390	69,476
Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization of deferred revenue		$ 17,082	$ 14,781
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be received (in ounce) | oz	49
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	20.00%
Royal Gold | Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of prevailing spot gold price	40.00%
Royal Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	25.00%
Royal Gold | Performance obligations satisfied over time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Percentage of gold to be produced	10.00%
Royal Gold | Gold
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Advances received	$ 100,000
Average cash consideration (in usd per ounce) | $ / Ounce		386	359
Amortization of deferred revenue		$ 17,100	$ 14,800
Royal Gold | Gold | Performance obligations satisfied at point in time
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Quantity of gold required to be delivered (in ounce) | oz	93